Income Taxes - Schedule of difference between tax expenses and expected income taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Major components of tax expense (income) [abstract]
Combined statutory tax rate	27.00%	27.00%	26.25%
Expected income tax expense (recovery)	$ (1,389,411)	$ (1,226,922)	$ (888,337)
Items not deductible for tax purposes	378,391	124,866	193,900
Difference in tax rate in other jurisdictions	(68,861)	(63,785)	(124,699)
Effect of change in tax rates	(31)	180,534	(52,391)
Expiry of loss carryforwards	40,079	57,656	0
Unrecognized (recognized) loss carryforwards	1,039,833	927,651	261,527
Deferred income tax expense (recovery)	$ 0	$ 0	$ (610,000)